Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40876
Entity Registrant Name	IHS Holding Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Cathedral Piazza
Entity Address, Adress Line Two	123 Victoria Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1E 5BP
Entity Address, Country	GB
Title of 12(b) Security	Ordinary shares, par value $0.30 per share
Trading Symbol	IHS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	331,920,002
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	876
Auditor Location	London, United Kingdom
Entity Central Index Key	0001876183
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Sam Darwish
City Area Code	44
Local Phone Number	20 8106 1600
Entity Address, Address Line One	1 Cathedral Piazza
Entity Address, Adress Line Two	123 Victoria Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1E 5BP
Entity Address, Country	GB